                        BERGER INVESTMENT PORTFOLIO TRUST
                        Berger Small Company Growth Fund
                             (Institutional Shares)

                          SUPPLEMENT DATED MAY 24, 2000
                                       TO
                        PROSPECTUS DATED JANUARY 31, 2000

         Effective June 5, 2000, Jay W. Tracey III will join Berger LLC ("Berger") as Executive Vice President and Chief Investment Officer. Mr. Tracey comes to Berger from OppenheimerFunds, Inc. where he was Vice President and portfolio manager of the Oppenheimer Enterprise Fund since its inception in November, 1995. Mr. Tracey has more than 23 years of experience in the investment management industry.

         Also effective June 5, 2000, Berger Senior Vice President Mark S. Sunderhuse will become Executive Vice President of Berger, at which time Messrs. Tracey and Sunderhuse will serve as interim investment managers of the Berger Small Company Growth Fund, succeeding former manager Amy K. Selner. Effective immediately, Mr. Sunderhuse will manage the Berger Small Company Growth Fund until the arrival of Mr. Tracey on June 5, 2000.

         The Investment Manager section on page 15 of the Prospectus is amended accordingly.


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                        BERGER INVESTMENT PORTFOLIO TRUST
                        Berger Small Company Growth Fund
                             (Institutional Shares)

                          SUPPLEMENT DATED MAY 24, 2000
                                       TO
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2000

         Effective June 5, 2000, Jay W. Tracey III will join Berger LLC ("Berger") as Executive Vice President and Chief Investment Officer. Mr. Tracey comes to Berger from OppenheimerFunds, Inc. where he was Vice President and portfolio manager of the Oppenheimer Enterprise Fund since its inception in November, 1995. Mr. Tracey has more than 23 years of experience in the investment management industry.

         Also effective June 5, 2000, Berger Senior Vice President Mark S. Sunderhuse will become Executive Vice President of Berger, at which time Messrs. Tracey and Sunderhuse will serve as interim investment managers of the Berger Small Company Growth Fund, succeeding former manager Amy K. Selner. Effective immediately, Mr. Sunderhuse will manage the Berger Small Company Growth Fund until the arrival of Mr. Tracey on June 5, 2000.

         Mr. Tracey, age 46, previously served as Vice President of OppenheimerFunds, Inc. (September 1994 to May 2000) and Portfolio Manager of the Oppenheimer Enterprise Fund (from its inception in November 1995 to May 2000); formerly a Managing Director of Buckingham Capital Management (February 1994 to September 1994); prior to which he was Portfolio Manager and Vice President of other Oppenheimer Funds and a Vice President of OppenheimerFunds, Inc. (July 1991 to February 1994).

         The biographical information appearing under the heading "3. Management of the Fund" in the Statement of Additional Information is amended accordingly.